CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
CURRENT LIABILITIES
Schedule of accounts payable and accrued liabilities

As at December 31,	2019	2018
Accounts payable	$6,840	$5,352
Accrued salaries, incentives and benefits	5,416	5,364
Accrued interest payable	6,507	6,606
Accrued construction payable	5,933	2,429
Accrued professional fees	3,822	2,910
Accrued employee unit-based compensation	5,586	3,193
Accrued trustee/director unit-based compensation	3,301	2,330
Accrued property operating costs	6,376	2,013
Accrued land transfer tax in connection with an acquisition	—	5,499
Accrued leasing commissions	177	407
Accrual associated with a property disposal (note 7)	1,944	2,047
Other accrued liabilities	4,281	3,817
	$50,183	$41,967